Commitments and Contingencies (Tables)	Nov. 18, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Subsidiary Guarantees
At March 31, 2019, Dominion Energy had issued the following subsidiary guarantees:

Maximum Exposure
(millions)
Commodity transactions (1)	$ 2,334
Nuclear obligations (2)	180
Cove Point (3)	1,900
Solar (4)	659
Other (5)	426

Total (6)	$ 5,499

(1)
Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.

(2)	Guarantees related to certain DGI subsidiaries regarding all aspects of running a nuclear facility.
(3)
Guarantees related to Cove Point, in support of terminal services, transportation and construction. Cove Point has two guarantees that have no maximum limit and, therefore, are not included in this amount.

(4)
Includes guarantees to facilitate the development of solar projects. Also includes guarantees entered into by DGI on behalf of certain subsidiaries to facilitate the acquisition and development of solar projects.

(5)
Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Due to the uncertainty of workers’ compensation claims, the parental guarantee has no stated limit.

(6)
Excludes Dominion Energy’s guarantee for the construction of the new corporate office property discussed in Note 22 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.